UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2010

Date of reporting period:	10/31/2009

Item 1.	Schedule of Investments

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of October 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 22.6%
	Banco Bilbao Vizcaya Argentaria SA
$75,000	0.305%, 11/4/09	$75,000,031
	Bank of America N.A.
260,000	0.350%, 1/28/10	260,000,000
270,000	0.350%, 1/29/10	270,000,000
120,000	0.360%, 2/8/10	120,000,000
	Bank of Tokyo Mitsubishi UFJ Ltd.
210,000	0.220%, 11/5/09	210,000,000
200,000	0.230%, 11/5/09	200,000,000
70,000	0.250%, 1/28/10	70,000,000
	BNP Paribas NY
174,000	0.240%, 1/15/10	174,000,000
95,000	0.260%, 2/9/10	95,000,000
245,000	0.260%, 2/22/10	245,000,000
110,000	0.270%, 11/24/09	110,000,000
135,000	0.270%, 11/30/09	135,000,000
34,000	0.710%, 3/18/10	34,000,000
	Royal Bank of Scotland PLC
18,500	0.340%, 12/1/09	18,500,000
125,000	0.420%, 2/8/10	125,000,000
451,500	0.845%, 7/19/10(a)	451,500,000
	Societe Generale
190,000	0.220%, 12/21/09	190,000,000
	State Street Bank Co.
150,000	0.210%, 1/12/10	150,000,000
	Sumitomo Mitsui Banking Corp./ New York
200,000	0.230%, 11/17/09	200,000,000
160,000	0.230%, 11/19/09	160,000,000
60,000	0.250%, 2/1/10	60,000,000
125,000	0.260%, 2/1/10	125,000,000
	UBS AG
203,000	0.660%, 1/29/10	203,000,000
200,000	0.660%, 2/12/10	200,000,000
	UniCredito Italiano/ New York
100,000	0.240%, 11/30/09	100,000,000

		3,981,000,031

Commercial Paper 40.5%
	Bank of America Corp.
100,000	0.240%, 12/28/09(b)	99,962,000
	BPCE SA, 144A
37,500	0.265%, 1/6/10(b)	37,481,781
100,000	0.270%, 12/31/09(b)	99,955,000
159,000	0.420%, 11/24/09(b)	158,957,904
	E.ON AG, 144A
93,600	0.250%, 1/11/10(b)	93,553,850

	ENI Finance USA, Inc., 144A
14,000	0.160%, 11/9/09(b)	13,999,502
100,000	0.160%, 12/9/09(b)	99,983,111
40,000	0.165%, 1/15/10(b)	39,986,250
85,000	0.165%, 1/19/10(b)	84,969,223
100,000	0.175%, 1/11/10(b)	99,965,486
	GDF Suez, 144A
17,000	0.180%, 11/12/09(b)	16,999,065
30,000	0.190%, 11/25/09(b)	29,996,200
21,000	0.190%, 11/30/09(b)	20,996,786
17,000	0.190%, 12/1/09(b)	16,997,308
29,000	0.190%, 12/3/09(b)	28,995,102
	Hydro-Quebec, 144A
100,000	0.160%, 12/8/09(b)	99,983,556
	International Finance Corp.
85,000	0.120%, 11/5/09(b)	84,998,867
366,000	0.130%, 11/2/09(b)	365,998,678
70,000	0.160%, 11/25/09(b)	69,992,533
	JPMorgan Chase Funding, Inc., 144A
300,000	0.250%, 11/16/09(b)	299,968,750
275,000	0.280%, 11/4/09(b)	274,993,583
292,000	0.280%, 11/13/09(b)	291,972,747
	New York Life Capital Corp., 144A
38,058	0.170%, 11/5/09(b)	38,057,281
69,018	0.240%, 11/16/09(b)	69,012,470
140,038	0.240%, 11/17/09(b)	140,024,619
	Old Line Funding LLC, 144A
40,009	0.190%, 11/13/09(b)	40,006,466
43,002	0.190%, 11/16/09(b)	42,998,596
294,922	0.190%, 11/20/09(b)	294,892,426
	Reckitt Benckiser TSY, 144A
97,500	0.200%, 11/19/09(b)	97,490,250
	Royal Bank of Scotland PLC
230,000	0.430%, 2/5/10(b)	229,736,267
	SanPaolo IMI US Financial Co.
100,000	0.200%, 11/16/09(b)	99,991,667
	Societe Generale North America, Inc.
185,000	0.260%, 11/2/09(b)	184,998,664
	Standard Chartered Bank, 144A
71,000	0.280%, 11/16/09(b)	70,991,717
	State Street Corp.
205,000	0.220%, 12/1/09(b)	204,962,417
300,000	0.235%, 12/15/09(b)	299,913,833
85,000	0.260%, 2/9/10(b)	84,938,611
	Straight-A Funding LLC, 144A
50,000	0.210%, 1/15/10(b)	49,978,125
50,033	0.210%, 1/19/10(b)	50,009,943
29,594	0.210%, 1/20/10(b)	29,580,189
25,014	0.220%, 11/17/09(b)	25,011,554
50,000	0.230%, 12/8/09(b)	49,988,181
55,000	0.230%, 12/8/09(b)	54,986,999
150,000	0.230%, 12/10/09(b)	149,962,625
100,000	0.230%, 12/11/09(b)	99,974,444
200,000	0.260%, 11/17/09(b)	199,976,889
50,000	0.260%, 11/18/09(b)	49,993,861
40,000	0.270%, 11/12/09(b)	39,996,700
50,042	0.280%, 11/5/09(b)	50,040,443
50,043	0.290%, 11/2/09(b)	50,042,597

	Swedbank AB, Gtd. By Kingdom of Sweden, 144A
105,000	0.690%, 11/9/09(b)	104,983,900
150,000	0.690%, 11/10/09(b)	149,974,125
50,000	0.700%, 1/19/10(b)	49,923,194
100,000	0.820%, 2/17/10(b)	99,754,000
75,000	0.820%, 2/18/10(b)	74,813,792
	Total Capital Canada Ltd., 144A
269,000	0.200%, 1/14/10(b)	268,889,411
190,000	0.200%, 1/15/10(b)	189,920,833
	Total Capital SA, 144A
250,000	0.140%, 11/30/09(b)	249,971,806
	Toyota Motor Credit Corp.
165,000	0.160%, 11/30/09(b)	164,978,733
	U.S. Bancorp
325,000	0.270%, 11/23/09(b)	324,946,375
	Unicredit Delaware, Inc., 144A
225,000	0.230%, 11/30/09(b)	224,958,312

		7,131,379,597

Loan Participation 0.4%
	Army & Air Force Exchange Services
75,000	0.350%, 11/18/09(d)
		75,000,000

Municipal Bonds 1.3%
	Arizona Hlth. Fac. Auth. Rev., Hlth Fac.-Catholic West, Ser. B, F.R.W.D.
16,215	0.250%, 11/4/09(c)	16,215,000
	California Hlth. Facs. Fing. Auth. Rev., Hosp. Adventist, Ser. B, F.R.D.D.
6,900	0.170%, 11/2/09(c)	6,900,000
	District of Columbia, Ser. C, F.R.W.D.
9,805	0.200%, 11/2/09(c)	9,805,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D.
43,880	0.180%, 11/5/09(c)	43,880,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., ExxonMobil Proj., Ser. A-2, F.R.D.D.
5,025	0.170%, 11/4/09(c)	5,025,000
	Massachusetts St. Health & Educational, Harvard University, Ser. GG2, F.R.W.D.
16,030	0.250%, 11/5/09(c)	16,030,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D.
61,460	0.130%, 11/2/09(c)	61,460,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D.
9,000	0.200%, 11/5/09(c)	9,000,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. A, F.R.D.D.
17,200	0.180%, 11/2/09(c)	17,200,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. D, F.R.D.D.
15,700	0.180%, 11/2/09(c)	15,700,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Sub Lien, Santn Dist., Ser. C, F.R.D.D.
19,175	0.180%, 11/2/09(c)	19,175,000
	Santa Clara Elec. Rev., Ser. A, F.R.D.D
8,510	0.180%, 11/2/09(c)	8,510,000

		228,900,000

Other Corporate Obligations 2.9%
	Bank of America Corp., NA, M.T.N.
150,000	0.331%, 7/29/10(a)(e)	150,000,000
	Barclays Capital PLC NY
215,000	0.495%, 3/17/10(a)	215,000,000
	Citigroup Funding, Inc., M.T.N.
150,000	0.381%, 7/30/10(a)(e)	150,000,000
	State Street Corp.
758	0.300%, 11/10/09(b)(e)	757,443

		515,757,443

U.S. Government Agencies 17.2%
	Federal Home Loan Bank
20,000	0.119%, 12/15/09(a)	19,998,751
145,127	0.210%, 11/12/09(b)	145,118,281
545,000	0.770%, 12/30/09	545,523,860
570,000	0.800%, 12/30/09	570,586,728
21,915	5.000%, 12/11/09	22,030,931
	Federal Home Loan Mortgage Corp.
510,000	0.387%, 8/24/10(a)	509,919,280
25,000	0.730%, 11/23/09(b)	24,988,847
4,800	0.830%, 12/29/09(b)	4,793,581
	Federal National Mortgage Association
165,000	0.174%, 7/13/10(a)	164,922,578
700,000	0.175%, 12/17/09(b)	699,847,850
168,000	0.203%, 11/2/09(b)	167,999,067
160,000	0.422%, 8/5/10(a)	159,957,871

		3,035,687,625

Repurchase Agreements 15.1%
	Bank of America Securities, LLC
610,214	0.100%, dated 10/30/09, due 11/2/09 in the amount of $610,219,085 (cost $610,214,000; collateralized by $592,303,839 FDIC Corp. Debt., 0.000%-3.250%, maturity date 12/10/10-12/28/12, the value of the collateralized including accrued interest was $605,030,313; collateralized by $17,252,000 GNMA, 0.292%-2.200%, maturity date 12/19/12, the value of the collateralized including accrued interest was $17,387,968)	610,214,000
	Barclays Capital, Inc.
715,000	0.090%, dated 10/30/09, due 11/2/09 in the amount of $715,005,363 (cost $715,000,000; collateralized by $714,724,679 FDIC Corp. Debt., 0.334%-2.900%, maturity date 12/1/10-7/12/12, the value of the collateralized including accrued interest was $729,300,001)	715,000,000
	BNP Paribas
400,000	0.080%, dated 10/30/09, due 11/2/09 in the amount of $400,002,667 (cost $400,000,000; collateralized by $633,533,369 FNMA, 0.000%-6.500%, maturity date 1/1/17-9/1/39, the value of the collateralized including accrued interest was $408,000,000)	400,000,000
	JPMorgan Securities
200,000	0.070%, dated 10/30/09, due 11/2/09 in the amount of $200,001,167 (cost $200,000,000; collateralized by $1,801,546,113 FNMA, 0.000%-5.500%, maturity date 2/18/18-11/1/39, the value of the collateralized including accrued interest was $204,000,616)	200,000,000
	Morgan Stanley Co.
530,000	0.090%, dated 10/30/09, due 11/2/09 in the amount of $530,003,975 (cost $530,000,000; collateralized by $464,091,933 FDIC Corp. Debt., 0.000%-2.250%, maturity date 7/12/12-12/10/12, the value of the collateralized including accrued interest was $469,598,373; collateralized by $71,049,815 GNMA, 0.292%-2.200%, maturity date 10/30/12-12/19/12, the value of the value of the collateralized including accrued interest was $71,463,035)	530,000,000

	UBS Securities, LLC
200,000	0.090%, dated 10/30/09, due 11/2/09 in the amount of $200,001,500 (cost $200,000,000; collateralized by $200,488,000 FDIC Corp. Debt., 1.875%-2.875%, maturity date 6/3/11-7/12/12 the value of the collateralized including accrued interest was $204,004,342)	200,000,000

		2,655,214,000

	Total Investments 100.0% (amortized cost $17,622,938,696)(f)	17,622,938,696

	Other assets in excess of liabilities	4,851,001

	Net Assets 100.0%	$17,627,789,697

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	FDIC – Guarantee issued under temporary liquidity guarantee program.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,981,000,031	$—
Commercial Paper	—	7,131,379,597	—
Loan Participation	—	75,000,000	—
Municipal Bonds	—	228,900,000	—
Other Corporate Obligations	—	515,757,443	—
Repurchase Agreements	—	2,655,214,000	—
U.S. Government Agencies	—	3,035,687,625	—

	—	17,622,938,696	—
Other Financial Instruments*	—	—	—

Total	$—	$17,622,938,696	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Dryden Core Investment Fund/Short-Term Bond Series

Schedule of Investments

as of October 31, 2009 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.5%
ASSET-BACKED SECURITIES 22.2%

American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.525%	12/15/13	$10,000	$9,630,564
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.525	03/15/14	10,000	9,572,428
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.535	08/15/13	13,000	12,709,031
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	0.335	10/15/12	10,000	9,956,335
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	0.495	10/15/12	2,000	1,990,215
BA Credit Card Trust, 2007-C1, Class C1(a)	Baa1	0.535	06/15/14	5,000	4,650,159
BA Credit Card Trust, Ser. 2008-A7, Class A7(a)	Aaa	0.945	12/15/14	9,400	9,371,150
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	13,000	13,145,674
Bank of America Auto Trust, Ser. 2009-2A, Class A2, 144A	Aaa	1.160	02/15/12	11,000	11,028,414
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/16/12	14,050	14,614,143
Carmax Auto Owner Trust, Ser. 2007-2, Class A3	Aaa	5.230	12/15/11	8,332	8,494,994
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	0.945	04/15/11	1,939	1,940,572
Carmax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.145	09/15/11	11,777	11,808,413
Carmax Auto Owner Trust, Ser. 2008-2, Class A3B(a)	Aaa	1.645	10/15/12	5,000	5,052,859
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.545	04/15/13	8,751	8,512,082
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.535	01/15/14	44,000	42,036,107
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.575	11/15/12	14,000	13,611,629
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.645	02/20/15	19,100	17,313,556
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.464	01/7/12	34,120	33,984,379
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Baa3	0.425	08/18/21	12,404	8,381,706
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Caa1	0.354	07/25/34	2,420	2,146,782
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	B3	0.334	04/25/36	9,022	6,200,723
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-A, Class 2A(a)	B3	0.485	04/15/35	1,402	640,250
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-B, Class 2A(a)	Ca	0.425	05/15/35	1,345	418,349
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-I, Class 2A(a)	B3	0.475	02/15/36	2,418	899,977
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2006-I, Class 2A(a)	Aa3	0.385	01/15/37	19,257	13,207,682
CWL, Series 2006-S7, Class A1(c)	Caa1	0.334	11/25/35	5,716	3,372,402
Daimler Chrysler Auto Trust, Ser. 2006-D, Class A4	AAA(d)	4.940	02/8/12	5,000	5,149,736
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	0.385	03/15/14	9,816	9,417,334
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.375	10/16/12	15,000	14,883,183
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A	Aa3	0.404	06/25/19	17,722	12,176,911
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.160	11/15/10	188	188,206
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A48(a)	Aaa	0.285	02/15/12	4,500	4,490,586
Ford Credit Auto Owner Trust, Ser. 2007-A	Aaa	5.470	06/15/12	1,100	1,158,930

Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	1,569	1,600,133
Ford Credit Auto Owner Trust, Ser. 2008-B, A4A	Aaa	4.950	03/15/13	6,500	6,862,858
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210	01/15/12	7,000	7,020,860
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	3,500	3,540,682
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	0.615	11/15/31	9,860	8,510,202
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.465	12/15/32	9,250	7,307,487
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	0.425	11/15/34	12,927	8,837,208
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.545	06/15/13	4,000	3,965,094
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	0.515	03/15/13	21,000	20,668,068
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.425	03/15/15	25,000	22,606,373
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	A3	0.605	03/15/15	13,680	11,000,301
GE Corporate Aircraft Financing LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	0.504	08/25/19	9,005	7,834,163
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.485	04/20/13	5,000	4,661,161
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Baa3	0.495	11/17/20	8,517	6,600,416
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Ba2	0.684	12/25/26	3,398	1,619,280
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/16/12	10,000	9,987,500
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740	09/16/13	10,000	9,973,438
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A4	AAA(d)	5.090	07/18/13	2,000	2,069,764
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460	05/21/11	451	457,995
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	28,000	28,641,524
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.795	07/15/13	5,200	5,132,518
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	0.355	12/15/13	25,000	24,885,374
Huntington Auto Trust, Ser. 2008-1A, Class A2B, 144A(a)	Aaa	1.245	11/15/10	916	917,252
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	30,000	30,995,549
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	2,877	2,937,341
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.160	05/16/11	13,370	13,507,887
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.325	10/15/14	5,000	4,913,191
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa1	0.545	08/15/13	21,800	20,741,961
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa1	0.535	10/15/13	7,455	7,092,049
MMCA Automobile Trust, Ser. 2009-A, Class A2, 144A	Aaa	3.260	09/15/11	19,000	19,241,748
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.525	03/15/13	5,000	4,381,764
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.545	03/15/14	17,625	13,552,740
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aa1	0.384	08/25/23	2,455	2,377,953
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	3,000	3,006,954

Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.030	05/15/11	2,252	2,283,341
Nissan Auto Receivables Owner Trust, Ser. 2007-BA4	Aaa	5.160	03/15/14	2,000	2,110,870
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	22,000	22,691,567
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.395	11/15/18	7,294	6,662,475
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Baa2	0.435	04/15/37	8,020	7,124,672
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Ca	0.424	12/25/35	2,213	764,370
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.452	04/25/15	3,867	3,863,039
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.532	07/25/13	2,573	2,573,636
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	0.582	01/25/15	8,419	8,401,624
Tal Advantage LLC, Ser. 2006-1, Class A	Baa2	0.435	04/20/21	6,500	3,900,000
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.010	06/15/11	343	344,749
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	3,700	3,898,349
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	12,000	12,394,504
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	7,315	7,554,094
USAA Auto Owner Trust, Ser. 2009-1, Class A2	Aaa	2.640	08/15/11	2,100	2,118,694
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.710	04/20/11	819	822,836
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.095	03/20/11	623	623,446
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	10,200	10,554,505
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.130	03/15/11	9,547	9,658,481

					757,949,501

COMMERCIAL-MORTGAGE BACKED SECURITIES 18.9%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.877	11/10/42	4,006	4,001,977
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.764	07/10/45	1,750	1,757,218
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	0.395	04/10/49	50,000	39,198,210
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.415	06/10/49	30,000	26,371,920
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	0.395	03/15/22	1,355	1,165,605
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.834	05/11/39	3,310	3,393,798
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.355	03/15/19	4,947	4,142,961
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(d)	5.456	03/11/39	4,740	4,725,056
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.431	10/15/49	10,000	9,480,515
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.365	07/15/44	10,000	9,483,044
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,355	2,391,841
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A(a)	Aaa	5.237	12/11/49	3,700	3,749,196
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	2,256	2,266,595
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	0.466	02/5/19	3,000	2,579,763
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(d)	5.548	02/15/39	3,580	3,482,107

CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832	04/15/37	12,020	11,789,343
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.046	07/10/45	3,000	3,016,709
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	20,000	19,993,702
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.918	07/10/38	40,000	40,851,736
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.334	03/6/20	9,550	9,047,023
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.208	12/15/44	4,000	4,042,263
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14(a)	Aaa	5.481	12/12/44	1,380	1,355,760
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.861	04/15/45	21,510	21,985,459
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	0.365	05/15/47	30,000	25,671,444
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.746	02/12/49	1,410	1,441,424
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	7,673,715
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.385	06/15/49	50,000	40,915,195
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.375	01/15/49	50,000	42,627,465
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.017	02/12/51	3,518	3,581,987
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.103	11/15/30	10,753	10,853,272
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.084	02/15/31	12,450	12,590,879
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,580,156
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,183,311
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.315	06/15/22	13,851	12,446,024
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(d)	5.656	05/12/39	5,000	4,849,075
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,527,689
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.364	12/12/49	25,000	21,138,768
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.344	06/12/50	35,000	29,910,836
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	0.385	03/12/51	50,000	37,999,265
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.364	06/12/50	25,000	19,034,423
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-08, Class ASB(a)	AAA(d)	5.890	08/12/49	1,750	1,644,047
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.882	08/13/42	8,390	8,401,416
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.405	04/15/49	50,000	45,039,875
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.516	05/15/44	9,968	9,974,810
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	23,871,640
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.335	09/15/21	23,240	20,393,194

					643,621,711

CORPORATE BONDS 30.4%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	20,000	20,261,920

Banking 8.5%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(a)	Aaa	0.651	08/5/11	10,000	10,014,020
Barclays Bank PLC (United Kingdom), Cert. of Deposit(a)	Aa3	0.495	03/17/10	25,000	24,990,750
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.511	01/31/11	20,000	20,004,640
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A (starts accruing 0.579% on 11/4/09)(a)	Aa1	0.000	11/4/11	30,000	30,000,000
Countrywide Financial Corp., Gtd. Notes, M.T.N.(a)	A2	0.908	05/7/12	35,000	33,966,135
Credit Suisse USA, Inc., Gtd. Notes(a)	Aa1	0.505	11/20/09	25,000	25,003,338
Goldman Sachs Group, Inc.(a)(g)	Aaa	0.714	11/9/11	40,000	40,209,800
Goldman Sachs Group, Inc. Sr. Unsec’d. Notes, M.T.N.(a)	A1	0.383	06/28/10	10,000	10,000,780
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.389	03/23/10	17,000	17,000,119
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.692	02/5/10	13,000	13,002,041
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.374	01/15/10	20,000	19,996,180
Royal Bank of Canada (Canada), Cert. of Deposit(a)	Aaa	0.689	06/23/11	20,000	19,983,880
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(a)	Aa1	0.583	10/21/11	26,000	25,974,650

					290,146,333

Brokerage 0.2%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(a)(e)	NR	3.000	05/25/10	50,000	7,875,000

Building Materials & Construction 0.7%
Snap-On, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.414	01/12/10	25,000	24,998,525

Capital Goods 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.515	08/20/10	14,000	13,994,204
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	4.300	06/1/10	5,500	5,615,852
Ingersoll-Rand Global Holding Co., Ltd., Gtd. Notes (Bermuda)(a)	Baa1	1.954	08/13/10	16,000	15,927,152
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.,(a)	A2	1.052	06/10/11	1,707	1,719,801

					37,257,009

Chemicals 0.2%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.125	04/30/10	5,250	5,351,740

Consumer 0.5%
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,119,520

Electric 2.1%
FPL Group Capital, Inc., Gtd. Notes(a)	A2	1.173	06/17/11	10,000	10,121,120
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	0.843	03/17/10	20,000	20,050,480

Ohio Power Co., Sr. Unsec’d. Notes(a)	Baa1	0.464	04/5/10	22,950	22,936,712
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A3	1.252	06/10/10	20,000	20,098,580

					73,206,892

Energy - Integrated 0.5%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.000	08/1/10	18,000	18,520,362

Foods 1.2%
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.413	01/22/10	30,000	30,000,180
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	0.961	08/11/10	10,000	10,005,790

					40,005,970

Healthcare & Pharmaceutical 3.0%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,682,280
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	1.079	05/13/10	25,000	25,089,575
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,252,800
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	2.249	03/15/11	25,000	25,681,100
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	1.393	02/25/10	10,000	10,000,610
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.393	02/25/11	10,000	10,255,080

					101,961,445

Insurance 2.2%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	0.380	03/12/10	35,000	34,792,905
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.472	06/21/10	40,000	39,852,119

					74,645,024

Media & Entertainment 1.1%
Time Warner, Inc., Gtd. Notes(a)	Baa2	0.684	11/13/09	36,305	36,306,010

Non-Captive Finance 2.5%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	0.332	01/26/11	22,500	22,333,028
General Electric Capital Corp.(g)	Aaa	1.800	03/11/11	35,000	35,499,135
Household Fin. Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A3	0.720	11/16/09	10,370	10,370,066
International Lease Finance Corp., Sr. Unsec’d. Notes, M.T.N.(a)	Baa3	0.684	01/15/10	17,000	16,703,333

					84,905,562

Retailers 2.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	0.661	06/1/10	50,000	49,987,649
Home Depot, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.420	12/16/09	25,405	25,380,862

					75,368,511

Technology 1.6%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	21,087,360
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,181,255
Hewlett-Packard Co., Sr. Notes(a)	A2	1.430	05/27/11	13,000	13,193,232
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	0.359	06/15/10	10,200	10,206,426
Oracle Corp., Sr. Unsec’d. Notes,	A2	5.000	01/15/11	5,000	5,234,835

					54,903,108

Telecommunications 2.2%
BellSouth Corp., Gtd. Notes, 144A	A2	4.950	04/26/10	35,000	35,676,375
Telefonica Europe BV (Netherlands), Gtd. Notes,	Baa1	7.750	09/15/10	19,954	21,073,280
Verizon Wireless Capital, Sr. Unsec’d. Notes, 144A(a)	A2	3.025	05/20/11	18,000	18,589,266

					75,338,921

					1,036,171,852

OTHER CORPORATE OBLIGATIONS 5.9%
Barclays Bank PLC (United Kingdom), Gov’t Liquid Gtd., 144A(a)(l)	Aaa	1.114	03/5/12	30,000	29,966,310
Finance for Danish Industry (Denmark) Gov’t. Liquid Gtd., 144A(a)(j)	Aaa	0.679	08/17/12	25,500	25,749,467
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(l)	Aaa	2.300	04/1/11	35,000	35,584,675
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(l)	Aaa	0.620	05/17/12	30,000	29,911,050
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(l)	Aaa	0.431	10/28/11	25,000	24,975,350
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)(i)	Aaa	1.534	04/15/11	25,000	25,426,200
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd., 144A(k)	Aaa	2.000	02/25/11	30,000	30,455,250

					202,068,302

RESIDENTIAL MORTGAGE-BACKED SECURITIES 15.7%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.594	01/25/35	2,735	2,184,226
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.219	06/25/32	579	391,651
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.794	11/25/33	297	77,784
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	0.944	12/25/33	2,000	1,408,956
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.144	09/25/33	973	760,019
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.764	04/25/34	4,837	3,694,362
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.694	04/25/35	1,958	1,822,171
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.594	02/25/33	5,300	3,932,966
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	0.944	10/25/33	4,968	3,002,926
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	0.934	01/25/34	1,256	933,748
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	0.994	01/25/34	2,511	1,618,551
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.019	03/25/33	372	42,097
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.454	07/25/34	6,396	5,007,684
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.884	09/25/34	5,200	3,856,457
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	A1	5.444	11/25/35	1,500	1,397,265
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	A2	5.488	11/25/35	1,808	1,151,351
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.044	07/25/32	212	71,726
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.869	09/25/33	1,000	488,203
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	Baa1	2.044	09/25/33	12,586	6,032,062

Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.844	04/25/34	1,000	706,249
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.794	05/25/34	1,021	653,727
Asset Backed Funding Cert., Ser. 2003-AHL1, Class A1	Aaa	3.684	03/25/33	777	634,119
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	0.924	04/25/33	1,169	798,176
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	1.144	03/25/34	2,526	1,784,022
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	A2	0.484	09/25/36	6,000	2,083,654
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.095	09/15/33	635	217,493
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.295	01/15/34	2,981	2,323,587
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.720	01/15/34	581	360,864
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.734	07/25/35	2,500	2,181,816
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	1.064	06/25/43	1,185	539,471
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	0.894	06/25/34	4,030	2,217,628
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	1.999	09/25/34	1,437	820,866
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE6, Class M1(a)	Aa2	0.814	08/25/34	5,090	3,779,798
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	0.844	08/25/34	6,654	4,546,875
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE10, Class M1(a)	Aa2	0.894	12/25/34	1,216	774,582
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.624	11/25/35	11,000	9,625,244
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE11, Class M1(a)	A1	0.674	11/25/35	9,522	5,068,687
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa2	0.414	05/25/35	19,000	3,832,234
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(a)	A1	0.724	09/25/35	9,265	4,928,946
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.494	01/25/33	472	54,349
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.294	11/25/33	9,574	7,212,372
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	1.314	12/25/32	860	238,305
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.644	03/25/35	3,000	1,800,087
Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	0.674	06/25/35	7,600	4,583,625
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	1.974	03/25/33	487	157,888
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	0.944	06/25/33	749	527,031
Centex Home Equity, Ser. 2003-B, Class M2(a)	Baa2	1.944	06/25/33	756	130,641
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.980	06/25/34	15,505	13,152,765
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	0.804	02/25/33	640	590,326
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aa2	6.036	09/25/36	17,200	15,183,485
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Baa2	6.490	06/25/37	5,560	1,633,658
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	0.674	05/25/35	1,608	1,570,884

Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	A1	0.704	09/25/35	2,000	1,678,366
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa2	0.344	08/25/36	1,999	1,932,364
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	0.945	08/15/33	764	303,940
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.369	03/25/32	428	257,107
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	A1	1.294	08/25/33	1,918	452,233
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2004-1, Class M2(a)	Aa2	0.794	03/25/34	8,000	6,200,214
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class AF4(a)	Ba1	5.704	04/25/36	1,900	1,130,757
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.744	03/25/34	1,570	1,276,440
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.744	05/25/34	3,500	2,182,076
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	1.094	04/25/35	9,000	4,706,210
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	0.664	08/25/35	3,300	2,772,083
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	B2	0.684	04/25/36	4,000	685,440
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Ba3	0.694	04/25/36	1,750	428,397
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	B3	0.364	01/25/37	596	584,358
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Ca	0.464	08/25/37	10,000	2,032,131
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	B3	0.354	11/25/36	6,254	4,692,526
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.864	01/25/32	1,878	1,276,486
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.844	03/25/32	867	581,116
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.144	12/25/32	238	124,513
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.794	10/25/34	3,000	1,937,812
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	290	196,283
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	A3	0.704	11/25/35	10,000	3,821,808
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.824	11/25/34	11,610	8,053,818
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	C	0.894	12/25/35	3,500	30,410
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Caa2	0.644	01/25/36	2,000	30,021
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF3, Class M1(a)	Aa2	1.069	05/25/34	8,909	5,475,339
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF8, Class M1(a)	Aa1	0.744	10/25/34	5,200	3,292,716
First NLC Trust, Ser. 2005-2, Class M1(a)	A1	0.724	09/25/35	2,500	1,562,725
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.294	12/25/33	1,153	857,037
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.194	02/25/34	358	95,583
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.174	07/25/34	2,400	1,676,833
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.020	03/20/33	275	43,429
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.219	11/25/33	3,722	3,051,164
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.344	11/25/33	313	133,398
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	0.794	03/25/34	4,959	3,529,405

GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Ba3	0.694	11/25/35	4,500	955,668
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	B3	0.394	08/25/36	20,148	7,687,705
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	0.535	03/20/36	11,834	9,542,673
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	0.485	03/20/36	7,300	4,550,781
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-4, Class A3V(a)	Aaa	0.395	03/20/36	15,000	12,445,170
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	2.745	11/20/36	3,500	1,268,579
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.594	02/25/33	1,465	1,006,042
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.744	03/25/33	1,563	1,095,518
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.564	08/25/33	2,860	1,802,966
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.534	08/25/33	3,356	2,312,447
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.444	10/25/33	12,345	8,622,350
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	A2	1.324	04/25/34	1,257	885,540
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	1.189	06/25/34	21,245	14,967,149
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	A3	0.684	08/25/35	2,450	1,981,121
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	A1	0.724	11/25/35	2,625	1,516,146
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	B3	0.694	02/25/36	2,000	97,798
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.494	03/25/36	1,400	482,444
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A3	1.394	11/25/34	7,785	5,161,751
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.344	02/25/36	1,924	1,748,404
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Ba1	0.484	08/25/36	7,447	2,811,044
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.369	07/25/33	3,375	2,626,133
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.264	08/25/33	6,458	4,851,325
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.744	02/25/34	29,430	20,661,151
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	0.794	02/25/34	6,340	5,328,530
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.774	06/25/34	3,474	2,375,729
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.814	07/25/34	1,750	1,228,866
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	A2	0.794	06/25/35	10,000	6,560,546
Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.594	09/25/34	170	133,520
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.094	02/25/34	579	443,097
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.894	10/25/34	3,900	2,394,353
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	0.844	08/25/34	3,607	2,491,395
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.744	11/25/32	1,538	1,061,229
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	1.444	05/25/33	1,831	1,395,256

Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.264	10/25/33	926	642,568
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.694	04/25/33	297	115,499
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	A1	3.169	06/25/33	1,422	362,115
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.294	09/25/33	3,682	2,715,201
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.869	09/25/33	382	111,823
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(d)	0.984	01/25/34	1,253	859,130
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(a)	Aa2	0.944	12/25/33	2,478	1,824,157
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	A2	0.714	07/25/35	1,000	354,538
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	0.714	01/25/35	2,483	2,302,679
Morgan Stanley ABS Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	0.884	09/25/34	19,810	14,093,182
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.244	02/25/33	613	204,197
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.194	07/25/32	300	11,525
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.654	10/25/32	1,587	1,098,986
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.644	10/25/32	353	79,787
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.594	03/25/33	1,596	1,244,944
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.369	05/25/32	1,809	1,165,426
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.619	03/25/33	474	75,391
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.694	08/25/35	150	121,500
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	0.654	05/25/35	2,601	2,511,951
Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Ba2	0.654	09/25/35	2,210	606,630
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.500	11/25/33	15,000	12,247,284
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.324	01/25/34	16,332	12,623,899
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	0.834	05/25/34	8,956	6,241,383
New Century Home Equity Loan Trust, Ser. 2004-2 Class A4(a)	Aaa	0.794	08/25/34	2,430	1,714,752
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.174	11/25/34	11,087	7,870,365
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.754	02/25/35	20,836	14,214,639
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	A3	1.369	11/25/32	253	118,371
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	0.844	04/25/33	2,653	2,091,274
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	1.144	01/25/34	2,141	1,482,378
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa3	0.714	08/25/35	2,460	1,360,451
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Ba3	0.664	12/25/35	8,000	1,516,458

Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	B1	0.684	12/25/35	2,000	91,022
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,742	1,325,171
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	A3	5.297	11/25/35	2,250	1,251,482
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.724	08/25/35	4,552	3,925,958
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	A1	0.524	05/25/36	3,000	1,894,974
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.434	03/25/36	8,933	4,666,462
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.534	08/25/36	6,000	1,495,055
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.494	05/25/34	550	208,011
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	0.674	06/25/33	709	455,312
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	0.000	08/25/34	15,000	11,671,619
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.574	05/25/36	2,500	188,777
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Caa3	0.574	12/25/35	3,738	819,310
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	3,716,282
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,093,618
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	5,970,138
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600	06/25/34	10,308	7,338,703
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Baa1	0.644	12/25/35	1,680	346,095
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	A1	0.544	02/25/36	470	162,653
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.344	09/25/36	2,208	2,109,517
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	B1	0.464	01/25/37	7,316	1,376,656
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Ca	0.464	02/25/37	7,500	1,174,902
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	0.974	03/25/32	7,504	4,751,314
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.039	03/25/31	953	297,864
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.414	07/25/31	594	270,653
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	2,024,194
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.844	12/25/33	239	65,025
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.039	03/25/35	2,000	1,244,399
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,480	1,477,290
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.764	02/25/34	7,719	5,529,128
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Caa1	0.494	05/25/36	5,050	1,693,130
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	1.044	04/25/34	3,782	2,836,286
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.219	08/25/34	11,700	8,630,450
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.009	02/25/35	3,213	2,619,423

Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(a)	Aaa	0.644	10/25/35	832	523,155
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Baa1	0.444	12/25/36	2,182	1,662,101
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	1.244	10/25/33	10,448	7,866,130
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	A1	0.674	11/25/35	3,500	1,060,013
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	CCC(d)	0.444	12/25/35	1,484	817,150
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.544	04/25/34	7,329	5,683,702
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.544	04/25/34	8,909	7,188,466

					533,668,696

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.4%
Federal Home Loan Bank		3.625	12/17/10	5,785	5,983,362
Pooled Funding Trust I, Pass-Thru Certs., 144A		2.740	02/15/12	39,300	40,280,417

					46,263,779

Total long-term investments (cost $3,535,731,981)					3,219,743,841

SHORT-TERM INVESTMENTS 6.2%

CERTIFICATE OF DEPOSIT 0.7%
Royal Bank of Scotland (United Kingdom)(a)	P-1	0.845	07/19/10	25,000	24,955,875

COMMERCIAL PAPER(b) 5.1%
E.I. Dupont De Nemours & Co., 144A	P-1	0.580	09/23/10	8,000	7,960,640
Eaton Corp., 144A	P-2	0.400	11/13/09	20,000	19,997,110
Elsevier Finance SA, 144A	P-2	0.380	11/4/09	32,845	32,843,614
SABMiller PLC, 144A	P-2	1.000	11/13/09	25,000	24,995,471
Societe Generale North America, Inc.	P-1	0.130	11/2/09	10,206	10,205,926
Time Warner Cable, Inc., 144A	P-2	0.420	11/2/09	8,000	7,999,813
US Bancorp.	P-1	0.860	04/9/10	25,000	24,958,750
Vodafone Group PLC (United Kingdom), 144A	P-2	1.000	05/28/10	20,000	19,926,600
Wellpoint, Inc., 144A	P-2	0.550	11/4/09	25,000	24,998,689

					173,886,613

LOAN PARTICIPATION 0.4%
National Rural Utilities Cooperative Finance Corp.(c)	P-1	0.430	11/20/09	13,000	13,000,000

Total short-term investments (cost $211,785,152)					211,842,488

Total Investments 100.7% (cost $3,747,517,133)(f)(h)					3,431,586,329
Liabilities in excess of other assets(m) (0.7)%					(23,771,201)

Net Assets 100.0%					$3,407,815,128

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of October 31, 2009. Ratings of certain bonds may have changed subsequent to that date. The Series’ current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	As of October 31, 2009, 6 securities representing $9,217,477 and 0.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	FDIC-Guaranteed issued under temporary liquidity program.
(h)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(i)	Guaranteed by the foreign government of Australia
(j)	Guaranteed by the foreign government of Denmark
(k)	Guaranteed by the foreign government of France
(l)	Guaranteed by the foreign government of United Kingdom
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

Interest rate swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)(b)
Barclays Bank PLC(a)	6/20/2010	$27,000	3.775%	3 month LIBOR	$(947,747)	$—	$(947,747)
Barclays Bank PLC(a)	7/3/2010	10,000	3.570	3 month LIBOR	(329,879)	—	(329,879)
Barclays Bank PLC(a)	12/12/2010	50,000	4.048	3 month LIBOR	(2,655,201)	—	(2,655,201)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(1,046,081)	—	(1,046,081)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,369,821)	—	(1,369,821)
Deutsche Bank AG(a)	12/15/2009	25,000	3.201	3 month LIBOR	(384,813)	—	(384,813)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(1,075,102)	—	(1,075,102)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(689,675)	—	(689,675)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(1,273,382)	—	(1,273,382)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.573	3 month LIBOR	(619,925)	—	(619,925)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(625,486)	—	(625,486)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(2,196,243)	—	(2,196,243)

					$(13,213,355)	$—	$(13,213,355)

(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2009.

Credit default swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):

Citibank, NA	3/20/2010	$20,000	0.280%	CVS Corp.,	$(7,619)	$—	$(7,619)
				4.875%, due 9/15/2014
Deutsche Bank AG	6/20/2012	15,000	5.050	Bank of America Corp.	(1,639,658)	—	(1,639,658)
				6.250%, due 4/15/2012
Goldman Sachs International	3/20/2013	32,350	1.900	Financial Security Assurance, Inc.,	4,385,146	—	4,385,146
				6.110%, due 6/29/2015
Goldman Sachs International	3/20/2018	2,800	2.960	MBIA Insurance Corp.,	2,004,594	—	2,004,594
				1.760%, due 10/06/2010
Merrill Lynch Capital Services, Inc.	3/20/2018	8,000	3.000	AMBAC Assurance Corp.,	6,159,984	—	6,159,984
				5.900%, due 2/22/2021
Merrill Lynch Capital Services, Inc.	3/20/2018	4,000	3.000	MBIA Insurance Corp.,	2,860,487	—	2,860,487
				1.760%, due 10/06/2010
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.700	UnitedHealth Group, Inc.,	55,266	—	55,266
				4.875%, due 4/01/2013

					$13,818,200	$—	$13,818,200

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2009.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$754,577,099	$3,372,402
Commercial Mortgage-Backed Securities	—	643,621,711	—
Corporate Bonds	—	1,036,171,852	—
Other Corporate Obligations	—	202,068,302	—
Residential Mortgage-Backed Securities	—	527,823,621	5,845,075
U.S. Government Agency Obligations	—	46,263,779	—
Certificate of Deposit		24,955,875	—
Commercial Paper	—	173,886,613	—
Loan Participation	—	13,000,000	—

	—	3,422,368,852	9,217,477
Other Financial Instruments*		604,845	—

Total	$—	$3,422,973,697	$9,217,477

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 01/31/09	$—	$6,957,578
Realized gain (loss)	(469,061)	(28,470,779)
Change in unrealized appreciation (depreciation)	(1,777,499)	29,835,204
Earned amortization/accretion	5,708	1,762
Net purchases (sales)	5,613,254	(6,868,824)
Transfers in and/or out of Level 3	—	4,390,134

Balance as of 10/31/09	$3,372,402	$5,845,075

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 22, 2009

*	Print the name and title of each signing officer under his or her signature.